Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2011	2012
Lubricants	$2.200	$1.985
Bunkers	1.667	1.628
Total	$3.867	$3.613